Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows

Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2019		2018	2017
Transfers from loans to other assets for other real estate owned	$2		$2	$3
Change in assets of consolidated investment management funds	16		268	500
Change in liabilities of consolidated investment management funds	1		—	313
Change in nonredeemable noncontrolling interests of consolidated investment management funds	1		215	302
Securities purchased not settled	497		227	112
Securities sold not settled	—		187	587
Securities matured not settled	—		—	70
Available-for-sale securities transferred to trading assets	—		963	—
Held-to-maturity securities transferred to available-for-sale	—		1,087	74
Premises and equipment/capitalized software funded by finance lease obligations	14		26	347
Premises and equipment/operating lease obligations	1,754	(a)	—	—
Investment redemptions not settled	20		—	—

(a)
Includes $1,244 million related to the adoption of ASU 2016-02, Leases, and $510 million related to new or modified leases.